24 Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Statement of changes in equity [abstract]
Schedule of dividends proposed

Management proposed dividends to be distributed, considering the anticipation of interest on equity to its shareholders, calculated as follows:

	For the year ended December 31,
	2020	2019	2018
Net income for the year	1,398	1,047	1,076
% Legal reserve	5%	5%	5%
Legal reserve for the year	5	52	55
Minimum mandatory dividends - 25%	349	1	1

Interest on capital paid intermediaries	264	247	115
Minimum mandatory dividends paid in the form of interest on shareholder´s equity	85	1	1

Schedule of dilutive effect on options granted

The table below sets forth the dilutive effect if all options granted were exercised:

	2020	2019
Number of shares	268,352	267,997
Balance of effective stock options granted in force	1,468	2,153
Maximum percentage of dilution	0.55%	0.80%

Schedule of weighted average fair value of options granted

The weighted average fair value of options granted on December 31, 2020 was R$58.78 (R$56.41 at December 31, 2019).

	Shares	Weighted average exercise price	Weighted average remaining term
At December 31, 2018
Granted in the year	1,378	30.91
Canceled in the year	(229)	38.64
Exercised in the year	(697)	31.96
Expired in the year	(236)	68.62
Open at year end	2,755	26.03	1.37
Total exercised on December 31, 2018	2,755	26.03	1.37

At December 31, 2019
Granted in the year	765	30.55	—
Canceled in the year	(126)	31.75
Exercised in the year	(1,080)	21.55	—
Expired in the year	(161)	16.74
Open at year end	2,153	30.25	1.50
Total exercised on December 31, 2019	2,153	30.25	1.50

At December 31, 2020
Canceled in the year	(70)	42.59	—
Exercised in the year	(489)	23.93
Expired in the year	(126)	42.44	—
Open at year end	1,468	30.71	0.88
Total exercised on December 31, 2020	1,468	30.71	0.88